Commitments and Contingencies - Guarantees and Indemnifications (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Expires Within One Year	$ 171,709
Expires After One Year	51,762
Total Outstanding Amount	223,471
Maximum Potential Amount of Future Payments	375,876
Financial stand-by letters of credit
Loss Contingencies [Line Items]
Expires Within One Year	164,498
Expires After One Year	50,724
Total Outstanding Amount	215,222
Maximum Potential Amount of Future Payments	354,225
Performance stand-by letters of credit
Loss Contingencies [Line Items]
Expires Within One Year	3,351
Total Outstanding Amount	3,351
Maximum Potential Amount of Future Payments	3,351
Commercial Letters of Credit
Loss Contingencies [Line Items]
Expires Within One Year	3,860
Expires After One Year	1,038
Total Outstanding Amount	4,898
Maximum Potential Amount of Future Payments	$ 18,300